Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2023	2022
	£m	£m
Cash at bank	163	204
Cash and cash equivalents	163	204